EARNINGS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	15,000	15,000	15,000